Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,096,534	$ 1,228,591
Additions for improvements	6,001	2,804
Additions reclassified from other non-current assets	2,474
Vessel transferred from held for sale	7,130
Impairment	(199,605)	(55,396)
Vessel held for sale	(23,361)	(7,130)
Vessel disposal	(16,742)	(72,335)
Vessels, Ending Balance	872,431	1,096,534
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(214,237)	(237,188)
Impairment	96,681	43,545
Vessel disposal	34	24,965
Depreciation for the year	(38,731)	(45,559)
Accumulated depreciation, Ending Balance	(156,253)	(214,237)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	882,297	991,403
Additions for improvements	6,001	2,804
Additions reclassified from other non-current assets	2,474
Vessel transferred from held for sale	7,130
Impairment	(102,924)	(11,851)
Vessel held for sale	(23,361)	(7,130)
Vessel disposal	(16,708)	(47,370)
Depreciation for the year	(38,731)	(45,559)
Vessels net book value, Ending Balance	$ 716,178	$ 882,297